Exhibit 99.1		EXHIBIT C to the Supplement to PSA
CLASS A CUSIP	55262TBL6
CLASS B CUSIP	55262TBM4

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 1996-G

FIA CARD SERVICES, NATIONAL ASSOCIATION

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING JULY 31, 2006

The information which is required to be prepared with respect to the Distribution Date of August 15, 2006, and with respect to the performance of the Trust during the month of July, 2006 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Amended and Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 1996-G Supplement to the Pooling and Servicing Agreement relating to the Collateral Certificate	Included in Exhibit 4.1 to FIA's Form 8-K filed with the SEC on September 13, 1996

Amended and Restated Pooling and Servicing Agreement dated as of June 10, 2006	Included in FIA's Form 8-K filed with the SEC on June 13, 2006

A.    In accordance with Article IV of the Amended and Restated Pooling and Servicing Agreement, Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal Receivables. For a more detailed description, please see the Amended and Restated Pooling and Servicing Agreement and the Series 1996-G Supplement previously filed by the Registrant with the SEC.

Allocations of Collections of Finance Charge Receivables

Allocations of Collections of Principal Receivables

B.	Information Regarding the Current Monthly Distribution (Stated on the Basis of $1,000 Original Certificate Principal Amount).

	1.	The amount of distribution in respect of Class A Monthly Principal	$0.000000

	2.	The amount of distribution in respect of Class B Monthly Principal	$1000.000000

	3.	The amount of distribution in respect of Collateral Monthly Principal	$400.000000

	4.	The amount of distribution in respect of Class A Monthly Interest	$0.000000

	5.	The amount of distribution in respect of Class A Deficiency Amounts	$0.000000

	6.	The amount of distribution in respect of Class A Additional Interest	$0.000000

	7.	The amount of distribution in respect of Class B Monthly Interest	$4.606771

	8.	The amount of distribution in respect of Class B Deficiency Amounts	$0.000000

	9.	The amount of distribution in respect of Class B Additional Interest	$0.000000

	10.	The amount of distribution in respect of Collateral Monthly Interest	$2.071116

11.	The amount of distribution in respect of any accrued and unpaid Collateral Monthly Interest	$0.000000

C.	Information Regarding the Performance of the Trust

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class A Certificates	$79,438,084.77

		(b)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$7,009,238.18

		(c)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$7,009,238.18

	2.	Principal Receivables in the Trust

		(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$77,101,992,801.35

		(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 1996-G as of the end of the day on the last day of the related Monthly Period	$52,500,000.00

		(c)	The amount of Principal Receivables in the Trust represented by the Adjusted Investor Interest of Series 1996-G as of the end of the day on the last day of the related Monthly Period	$52,500,000.00

		(d)	The amount of Principal Receivables in the Trust represented by the Class A Investor Interest as of the end of the day on the last day of the related Monthly Period	$0.00

		(e)	The amount of Principal Receivables in the Trust represented by the Class A Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$0.00

		(f)	The amount of Principal Receivables in the Trust represented by the Class B Investor Interest as of the end of the day on the last day of the related Monthly Period	$37,500,000.00

(g)	The amount of Principal Receivables in the Trust represented by the Collateral Interest as of the end of the day on the last day of the related Monthly Period	$15,000,000.00

(h)	The Floating Investor Percentage with respect to the period:

	July 1, 2006 through July 31, 2006	0.64%

(i)	The Class A Floating Allocation with respect to the related Monthly Period	0.850

(j)	The Class B Floating Allocation with respect to the related Monthly Period	0.075

(k)	The Collateral Floating Allocation with respect to the related Monthly Period	0.075

(l)	The Fixed Investor Percentage with respect to the related Monthly Period	0.64%

(m)	The Class A Fixed Allocation with respect to the related Monthly Period	0.850

(n)	The Class B Fixed Allocation with respect to the related Monthly Period	0.075

(o)	The Collateral Fixed Allocation with respect to the related Monthly Period	0.075

3.	Shared Principal Collections

	The aggregate amount Shared Principal Collections allocated to:

	Total	$0.00

4.	Delinquent Balances

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Percentage of Total Receivables	Aggregate Account Balance

(a)	30 - 59 days:	1.43%	$1,121,219,776.06

(b)	60 - 89 days:	0.84%	$658,092,238.24

(c)	90 - 119 days:	0.64%	$497,111,020.63

(d)	120 - 149 days:	0.58%	$451,744,782.93

(e)	150 - 179 days:	0.67%	$522,783,382.94

(f)	180 – or more days:	0.00%	$1,200,316.00

	Total:	4.16%	$3,252,151,516.80

5.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$1,572,164.76

	(b)	The Class A Investor Default Amount for the related Monthly Period	$1,336,340.12

	(c)	The Class B Investor Default Amount for the related Monthly Period	$117,912.32

	(d)	The Collateral Default Amount for the related Monthly Period	$117,912.32

6.	Investor Charge Offs

	(a)	The aggregate amount of Class A Investor Charge Offs for the related Monthly Period	$0.00

	(b)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (a) above per $1,000 of original certificate principal amount	$0.00

	(c)	The aggregate amount of Class B Investor Charge Offs for the related Monthly Period	$0.00

	(d)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (c) above per $1,000 of original certificate principal amount	$0.00

	(e)	The aggregate amount of Collateral Charge Offs for the related Monthly Period	$0.00

	(f)	The aggregate amount of Collateral Charge Offs set forth in 6 (e) above per $1,000 of original certificate principal amount	$0.00

	(g)	The aggregate amount of Class A Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

	(h)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (g) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(i)	The aggregate amount of Class B Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(j)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (i) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(k)	The aggregate amount of Collateral Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(l)	The aggregate amount of Collateral Charge Offs set forth in 6 (k) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

7.	Investor Servicing Fee

	(a)	The amount of the Class A Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$0.00

	(b)	The amount of the Class B Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$39,062.50

	(c)	The amount of the Collateral Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$15,625.00

	(d)	The amount of Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$32,812.50

8.	Reallocations

	(a)	The amount of Reallocated Collateral Principal Collections with respect to this Distribution Date	$0.00

	(b)	The amount of Reallocated Class B Principal Collections with respect to this Distribution Date	$0.00

	(c)	The Collateral Interest as of the close of business on this Distribution Date	$0.00

	(d)	The Class B Investor Interest as of the close of business on this Distribution Date	$0.00

	(e)	The Class A Investor Interest as of the close of business on this Distribution Date	$0.00

(f)	The Class A Adjusted Investor Interest as of the close of business on this Distribution Date	$0.00

9.	Principal Funding Account

	(a)	The principal amount on deposit in the Principal Funding Account on the related Transfer Date (after taking into account deposits on such date but prior to withdrawals)	$0.00

	(b)	The Accumulation Shortfall with respect to the related Monthly Period	$0.00

	(c)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date	$0.00

	(d)	The Principal Funding Investment Shortfall deposited in the Finance Charge Account on the related Transfer Date from the Reserve Account	$0.00

	(e)	Interest earnings on funds on deposit in the Reserve Account deposited in the Finance Charge Account on the related Transfer Date	$0.00

10.	Available Funds

	(a)	The amount of Class A Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$6,749,693.39

	(b)	The amount of Class B Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$572,123.50

	(c)	The amount of Collateral Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$586,186.00

11.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period, allocated in respect of the Class A Certificates	$6,749,693.39

	(b)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$595,561.00

(c)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$595,561.00

12.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	145.57%

	(b)	The Portfolio Adjusted Yield	50.42%

D.	Floating Rate Determinations

	LIBOR rates for the Interest Period of July 17, 2006 to August 14, 2006:	5.36875%

	Collateral Interest Determination for the Interest Period of July 14, 2006 to August 14, 2006:	5.35875%

FIA CARD SERVICES, NATIONAL ASSOCIATION, Servicer

Name: Marcie E. Copson-Hall
Title: Senior Vice President